Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2016, 2015, and 2014 are as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Accounts receivable and interest receivable	(2,128)	(13,506)	(8,464)
Pool receivables from affiliates	38,137	(27,481)	(24,489)
Due from affiliates	25,501	12,361	(14,511)
Prepaid expenses and other current assets	8,251	(11,400)	987
Accounts payable and accrued liabilities	(21,265)	32,876	(3,174)
Due to affiliates	(5,718)	(12,181)	(928)
Deferred revenue	1,718	2,039	(2,324)
Other	—	(8,588)	1,999
Change in operating assets and liabilities	44,496	(25,880)	(50,904)

b.
Cash interest paid (including interest paid by the Entities under Common Control) during the years ended December 31, 2016, 2015, and 2014 totalled $38.5 million, $22.8 million, and $18.3 million, respectively.

c.
The portion of the consideration paid to Teekay for the acquisition of a 50% interest in TTOL in 2014 consisting of 4.2 million of Class B common shares was treated as a non-cash transaction in the Company’s consolidated statements of cash flows for the year ended December 31, 2016 (see note 8c).